UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

110 16th Street, Suite 1400
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2008


Robert Brody
110 16th Street, Suite 1400
Denver, CO 80202
(Name and Address of Agent for Service)

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ITEM 1 - Schedule of Investments

American Growth Fund
April 30, 2008
(unaudited)

                                             			Market
Common Stocks 95.13%				Shares          Value


Computer & Peripherals	35.83%
	Hewlett					120,000 	5,562,000
	Cisco  *				69,500 	 	1,781,980
	EMC corp. *				70,000 	 	1,078,000
						-------------------------
							        8,421,980

Semiconductor	12.62%
	Intel Corp.				56,000 	 	1,246,560
	Texas Instruments Inc.			37,000 	 	1,078,920
	Integrated Device Tech  *		60,000 	 	  641,400
						-------------------------
								2,966,880

Semiconductor Cap. Equip.  8.25%
	Novellus Systems Inc.  *		40,000 	 	  874,400
	Applied Materials Inc.			40,000 	 	  746,400
	Teradyne Inc.  *			24,000 	 	  318,960
						-------------------------
								1,939,760

Drug  7.57%
	Cephalon Inc.  *			28,500 	 	1,778,685
						-------------------------
								1,778,685

Biotechnology	7.38%
	Amgen Inc.  *				41,450 	 	1,735,512
						-------------------------
								1,735,512

Steel	6.83%
	Cleveland-Ciffs				10,000 	 	1,604,000
						-------------------------
								1,604,000

Insurance Industry  5.18%
	AXA ADS.				32,824 	 	1,216,129
						-------------------------
								1,216,129

Medical Services  2.78%
	United Health Group			20,000 	 	  652,600
						-------------------------
								  652,600

Entertainment 2.53%
	Time Warner, Inc.			40,000 	 	  594,000
						-------------------------
								  594,000

Computer Software & Svcs  2.37%
	Fair, Isaac Corp.			22,500 	 	  557,325
						-------------------------
								  557,325

Wireless Networking Industry  2.06%
	Network Appliance  *			20,000 	 	  484,000
						-------------------------
                        		 			  484,000

Auto and Truck  1.73%
	Oshkosh Truck Co.			10,000 	 	  406,000
						-------------------------
								  406,000


Total Value Common Stocks (cost $36,553,198)	 95.13%	       22,356,871
Cash and Receivable, Less Liabilities 		  4.87%	        1,145,713

						-------------------------
Net Assets 					100.00%	       23,502,584
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on Investment securities		3,109,425
Gross Unrealized depreciation on Investment securities	      (17,305,752)
                                                              ------------
Net Unrealized depreciation on Investment securities	      (14,196,327)
Cost of invesment securities for federal income
tax purposes						       36,553,198



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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	May 12, 2008

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	May 12, 2008